Note 18 - Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mortgage servicing rights	$ 1,061	$ 1,313	$ 1,270	$ 1,247
Total financial assets	805,593	752,864
Total financial liabilities	776,957	737,941
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	26,412	16,475
Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	509,743	485,561
Fair Value, Inputs, Level 3 [Member]
Loans held for sale	15,301	7,705
Net loans and leases	572,936	554,223
Mortgage servicing rights	1,061	1,313	$ 1,270	$ 1,247
Hedging assets	970	492
Other borrowings	58,692	65,029
Junior subordinated deferrable interest debentures	11,067	8,318
Hedging liabilities	27	86
Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	197,428	178,947
Fair Value, Inputs Level 2 and Level 3 [Member]
Securities, including FHLB stock	188,913	172,656
Reported Value Measurement [Member]
Total financial assets	804,950	756,728
Total financial liabilities	778,819	744,639
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	26,412	16,475
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	509,743	485,561
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale	15,301	7,705
Net loans and leases	572,293	558,087
Mortgage servicing rights	1,061	1,313
Hedging assets	970	492
Other borrowings	58,750	65,443
Junior subordinated deferrable interest debentures	12,908	12,874
Hedging liabilities	27	86
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	197,391	180,675
Reported Value Measurement [Member] | Fair Value, Inputs Level 2 and Level 3 [Member]
Securities, including FHLB stock	$ 188,913	$ 172,656